Earnings/(loss) per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings/(loss) per share
26.	Earnings/(loss) per share

The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the periods indicated:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(1,648,583)	(772,963)	1,389,242
Add: Net loss/(income) attributable to noncontrolling interests	80,705	4,916	(4,667)
Less: Deemed dividend to mezzanine classified noncontrolling interests	(5,762)	(15,717)	(99,507)
Numerator for basic and diluted net earnings/(loss) per share	(1,573,640)	(783,764)	1,285,068
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic	234,811,986	286,975,068	291,475,725
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted	234,811,986	286,975,068	295,304,995
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic	(6.70)	(2.73)	4.41
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted	(6.70)	(2.73)	4.35
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares)	(13.40)	(5.46)	8.82
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares)	(13.40)	(5.46)	8.70

Basic net earnings/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net earnings/(loss) per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Class A and Class B ordinary shares are considered the same for the purposes of EPS calculation as they have identical earnings rights and preferences. For the years ended December 31, 2015 and 2016, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share totaled 7,851,775 and 5,517,699, respectively, on a weighted average basis. For the year ended December 31, 2017, options to purchase ordinary shares included in the calculation of diluted net income per share totaled 3,829,270.